Document and Entity Information	Feb. 07, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001476204
Document Type	8-K
Document Period End Date	Feb. 07, 2025
Entity Registrant Name	PHILLIPS EDISON & COMPANY, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-40594
Entity Tax Identification Number	27-1106076
Entity Address, Address Line One	11501 Northlake Drive
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45249
City Area Code	(513)
Local Phone Number	554-1110
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	PECO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false